NOTE 15. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	Years Ended December 31,
	2012	2011	2010

Current	$13,296	$7,000	$11,322
Deferred	(4,181)	6,419	(953)
Total	$9,115	$13,419	$10,369

Discontinued Operations:

	Years Ended December 31,
	2012	2011	2010

Current	$—	$333	$351

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2012	2011
Current
Deferred income tax assets:
Provision for doubtful accounts	$3,096	$1,376
Accrued liabilities	410	248
Tax loss carry forward	520	117
Other temporary differences	582	—
Deferred income tax assets – current	4,608	1,741

Deferred income tax liabilities:
Unearned income	(9,325)	(9,505)
Other temporary differences	—	(398)
Deferred income tax liabilities	(9,325)	(9,903)

Deferred income tax liabilities – current	$(4,717)	$(8,162)

Non-current
Deferred income tax assets:
Accrued liabilities	$1,738	$1,538
Tax loss carry forward	1,560	351
Deferred income tax assets – non-current	3,298	1,889

Deferred income tax liabilities:
Unearned income	(751)	(78)

Deferred income tax assets – non-current	$2,547	$1,811

Schedule of Effective Income Tax Rate Reconciliation
	December 31,
	2012	2011	2010

Statutory rate	25.0%	25.0%	25.0%
Non-deductible expenses	4.9%	15.9%	(50.2)%
Non-taxable income	(1.1)%	—%	0.6%
Effect of rate differences in various tax jurisdictions	(0.9)%	(7.0)%	4.9%
Effective tax rate	27.9%	33.9%	(19.7)%